Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(portfolios of Davis Fundamental ETF Trust)
January 31, 2026

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (94.12%)
COMMUNICATION SERVICES – (13.88%)
Media & Entertainment – (13.88%)
Alphabet Inc., Class C	171,598	$58,091,071
Meta Platforms, Inc., Class A	100,430	71,958,095
Pinterest, Inc., Class A *	631,170	13,967,792
Total Communication Services		144,016,958
CONSUMER DISCRETIONARY – (12.13%)
Consumer Discretionary Distribution & Retail – (4.69%)
Amazon.com, Inc. *	203,455	48,686,782
Consumer Services – (7.44%)
MGM Resorts International *	1,431,616	48,016,401
Restaurant Brands International Inc. (Canada)	435,450	29,170,795
		77,187,196
Total Consumer Discretionary		125,873,978
CONSUMER STAPLES – (7.33%)
Food, Beverage & Tobacco – (7.33%)
Tyson Foods, Inc., Class A	1,164,586	76,082,403
Total Consumer Staples		76,082,403
ENERGY – (9.14%)
ConocoPhillips	153,433	15,992,322
Coterra Energy Inc.	2,159,738	62,308,441
Tourmaline Oil Corp. (Canada)	350,143	16,570,495
Total Energy		94,871,258
FINANCIALS – (26.65%)
Banks – (9.98%)
U.S. Bancorp	1,191,796	66,871,673
Wells Fargo & Co.	405,622	36,704,735
		103,576,408
Financial Services – (12.41%)
Consumer Finance – (8.35%)
Capital One Financial Corp.	395,555	86,598,856
Financial Services – (4.06%)
Berkshire Hathaway Inc., Class B *	87,725	42,154,495
		128,753,351
Insurance – (4.26%)
Property & Casualty Insurance – (4.26%)
Markel Group Inc. *	21,691	44,263,522
Total Financials		276,593,281
HEALTH CARE – (14.26%)
Health Care Equipment & Services – (9.52%)
Cigna Group	59,214	16,231,150
CVS Health Corp.	608,122	45,317,252
Solventum Corp. *	270,121	20,791,213
UnitedHealth Group Inc.	57,510	16,501,344
		98,840,959
Pharmaceuticals, Biotechnology & Life Sciences – (4.74%)
Viatris Inc.	3,756,451	49,171,943
Total Health Care		148,012,902
INDUSTRIALS – (2.23%)
Capital Goods – (2.23%)
AGCO Corp.	76,548	8,681,309
Owens Corning	120,499	14,440,600
Total Industrials		23,121,909
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.45%)
Semiconductors & Semiconductor Equipment – (7.45%)
Applied Materials, Inc.	94,499	$30,458,918
Texas Instruments Inc.	217,435	46,868,114
Total Information Technology		77,327,032
MATERIALS – (1.05%)
Teck Resources Ltd., Class B (Canada)	202,305	10,875,917
Total Materials		10,875,917
TOTAL COMMON STOCK – (Identified cost $681,992,511)		976,775,638

	Principal	Value
SHORT-TERM INVESTMENTS – (5.85%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (a)	$5,674,000	$5,674,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (b)	7,565,000	7,565,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (c)	47,489,000	47,489,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $60,728,000)		60,728,000
Total Investments – (99.97%) – (Identified cost $742,720,511)		1,037,503,638
Other Assets Less Liabilities – (0.03%)		271,070
Net Assets – (100.00%)		$1,037,774,708

*	Non-income producing security.
(a)
Dated 01/30/26, repurchase value of $5,675,749 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$5,787,480).

(b)	Dated 01/30/26, repurchase value of $7,567,301 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 6.00%, 07/01/53-12/01/54, total fair value $7,716,300).
(c)
Dated 01/30/26, repurchase value of $47,503,642 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $48,438,780).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (93.56%)
CONSUMER DISCRETIONARY – (1.17%)
Consumer Discretionary Distribution & Retail – (1.17%)
Prosus N.V., Class N (Netherlands)	95,047	$5,459,130
Total Consumer Discretionary		5,459,130
FINANCIALS – (92.39%)
Banks – (38.62%)
Bank of America Corp.	198,165	10,542,378
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	154,407	7,998,283
Danske Bank A/S (Denmark)	220,707	11,262,438
DBS Group Holdings Ltd. (Singapore)	262,794	12,229,703
DNB Bank ASA (Norway)	289,342	8,313,268
Fifth Third Bancorp	466,705	23,437,925
JPMorgan Chase & Co.	61,890	18,931,532
M&T Bank Corp.	29,849	6,613,643
Metro Bank Holdings PLC (United Kingdom) *	1,050,266	1,914,260
PNC Financial Services Group, Inc.	96,471	21,541,974
Truist Financial Corp.	220,277	11,326,643
U.S. Bancorp	444,190	24,923,501
Wells Fargo & Co.	230,211	20,831,793
		179,867,341
Financial Services – (36.07%)
Capital Markets – (9.50%)
Bank of New York Mellon Corp.	92,312	11,070,055
Charles Schwab Corp.	55,009	5,716,535
Julius Baer Group Ltd. (Switzerland)	239,537	20,023,131
State Street Corp.	56,637	7,411,518
		44,221,239
Consumer Finance – (12.58%)
American Express Co.	49,724	17,511,301
Capital One Financial Corp.	187,631	41,078,055
		58,589,356
Financial Services – (13.99%)
Berkshire Hathaway Inc., Class B *	51,080	24,545,472
Chime Financial, Inc., Class A *	451,186	11,469,148
Exor N.V. (Netherlands)	149,084	12,211,121
Fiserv, Inc. *	102,843	6,554,184
Rocket Companies, Inc., Class A	579,491	10,390,274
		65,170,199
		167,980,794
Insurance – (17.70%)
Life & Health Insurance – (0.83%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	416,500	3,875,981
Property & Casualty Insurance – (11.99%)
Chubb Ltd.	63,066	19,522,711
Loews Corp.	131,969	13,931,967
Markel Group Inc. *	10,965	22,375,618
		55,830,296
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (4.88%)
Everest Group, Ltd.	29,638	$9,818,477
RenaissanceRe Holdings Ltd.	45,926	12,937,354
		22,755,831
		82,462,108
Total Financials		430,310,243
TOTAL COMMON STOCK – (Identified cost $313,217,471)		435,769,373

	Principal	Value
SHORT-TERM INVESTMENTS – (6.27%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (a)	$2,729,000	$2,729,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (b)	3,638,000	3,638,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (c)	22,837,000	22,837,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,204,000)		29,204,000
Total Investments – (99.83%) – (Identified cost $342,421,471)		464,973,373
Other Assets Less Liabilities – (0.17%)		811,308
Net Assets – (100.00%)		$465,784,681

*	Non-income producing security.
(a)
Dated 01/30/26, repurchase value of $2,729,841 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$2,783,580).

(b)	Dated 01/30/26, repurchase value of $3,639,107 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 5.50%, 07/01/48-08/01/55, total fair value $3,710,760).
(c)
Dated 01/30/26, repurchase value of $22,844,041 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $23,293,740).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (96.94%)
COMMUNICATION SERVICES – (8.86%)
Media & Entertainment – (8.86%)
Alphabet Inc., Class C	47,953	$16,233,529
Meta Platforms, Inc., Class A	30,967	22,187,856
NetEase, Inc., ADR (China)	34,038	4,385,116
Pinterest, Inc., Class A *	179,696	3,976,672
Total Communication Services		46,783,173
CONSUMER DISCRETIONARY – (21.35%)
Automobiles & Components – (1.53%)
AUMOVIO SE (Germany) *	166,750	8,048,595
Consumer Discretionary Distribution & Retail – (7.29%)
Amazon.com, Inc. *	43,247	10,349,007
Naspers Ltd. - N (South Africa)	43,590	2,675,508
Prosus N.V., Class N (Netherlands)	379,518	21,798,038
Sea Limited, Class A, ADR (Singapore) *	31,614	3,682,715
		38,505,268
Consumer Services – (12.53%)
Entain plc (United Kingdom)	713,605	5,907,593
Meituan, Class B (China) *	944,240	11,748,458
MGM Resorts International *	544,783	18,272,021
Restaurant Brands International Inc. (Canada)	55,116	3,692,221
Trip.com Group Ltd., ADR (China)	432,846	26,563,759
		66,184,052
Total Consumer Discretionary		112,737,915
CONSUMER STAPLES – (6.80%)
Food, Beverage & Tobacco – (6.80%)
JBS N.V., Class A (Brazil) *	1,003,230	15,800,873
Tyson Foods, Inc., Class A	307,470	20,087,015
Total Consumer Staples		35,887,888
ENERGY – (6.92%)
Coterra Energy Inc.	868,960	25,069,496
Tourmaline Oil Corp. (Canada)	242,916	11,495,984
Total Energy		36,565,480
FINANCIALS – (22.67%)
Banks – (1.96%)
Metro Bank Holdings PLC (United Kingdom) *	1,431,137	2,608,451
U.S. Bancorp	137,724	7,727,694
		10,336,145
Financial Services – (9.72%)
Capital Markets – (3.87%)
Julius Baer Group Ltd. (Switzerland)	244,120	20,406,228
Consumer Finance – (3.81%)
Capital One Financial Corp.	91,965	20,133,897
Financial Services – (2.04%)
Berkshire Hathaway Inc., Class B *	22,396	10,761,950
		51,302,075
Insurance – (10.99%)
Life & Health Insurance – (7.87%)
AIA Group Ltd. (Hong Kong)	1,026,490	11,871,759
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,189,015	29,677,218
		41,548,977
Property & Casualty Insurance – (3.12%)
Markel Group Inc. *	8,087	16,502,656
		58,051,633
Total Financials		119,689,853
HEALTH CARE – (9.21%)
Health Care Equipment & Services – (5.19%)
CVS Health Corp.	158,312	11,797,410
Solventum Corp. *	130,541	10,047,741
UnitedHealth Group Inc.	19,334	5,547,505
		27,392,656
Pharmaceuticals, Biotechnology & Life Sciences – (4.02%)
Viatris Inc.	1,621,989	21,231,836
Total Health Care		48,624,492
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (10.24%)
Capital Goods – (1.75%)
ITOCHU Corp. (Japan)	355,050	$4,521,863
SANY Heavy Industry Co., Ltd - H (China) *	1,555,240	4,730,163
		9,252,026
Transportation – (8.49%)
DiDi Global Inc., Class A, ADS (China) *	3,247,410	15,295,301
Full Truck Alliance Co. Ltd., Class A, ADR (China)	2,985,597	29,557,410
		44,852,711
Total Industrials		54,104,737
INFORMATION TECHNOLOGY – (8.92%)
Semiconductors & Semiconductor Equipment – (1.53%)
Applied Materials, Inc.	25,021	8,064,769
Software & Services – (2.57%)
AppLovin Corp., Class A *	28,738	13,596,235
Technology Hardware & Equipment – (4.82%)
Samsung Electronics Co., Ltd. (South Korea)	228,050	25,428,668
Total Information Technology		47,089,672
MATERIALS – (1.97%)
Teck Resources Ltd., Class B (Canada)	193,231	10,388,098
Total Materials		10,388,098
TOTAL COMMON STOCK – (Identified cost $369,439,553)		511,871,308

	Principal	Value
SHORT-TERM INVESTMENTS – (3.01%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (a)	$1,487,000	$1,487,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (b)	1,982,000	1,982,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (c)	12,442,000	12,442,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,911,000)		15,911,000
Total Investments – (99.95%) – (Identified cost $385,350,553)		527,782,308
Other Assets Less Liabilities – (0.05%)		261,912
Net Assets – (100.00%)		$528,044,220

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 01/30/26, repurchase value of $1,487,458 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$1,516,740).

(b)	Dated 01/30/26, repurchase value of $1,982,603 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 08/01/55, total fair value $2,021,640).
(c)
Dated 01/30/26, repurchase value of $12,445,836 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $12,690,840).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (95.03%)
COMMUNICATION SERVICES – (2.14%)
Media & Entertainment – (2.14%)
NetEase, Inc., ADR (China)	45,805	$5,901,058
Total Communication Services		5,901,058
CONSUMER DISCRETIONARY – (28.78%)
Automobiles & Components – (2.71%)
AUMOVIO SE (Germany) *	155,200	7,491,106
Consumer Discretionary Distribution & Retail – (11.32%)
JD.com, Inc., Class A, ADR (China)	54,297	1,546,379
Naspers Ltd. - N (South Africa)	163,780	10,052,642
Prosus N.V., Class N (Netherlands)	234,727	13,481,806
Sea Limited, Class A, ADR (Singapore) *	52,691	6,137,975
		31,218,802
Consumer Services – (14.75%)
Delivery Hero SE (Germany) *	153,265	4,287,473
Entain plc (United Kingdom)	987,637	8,176,172
Meituan, Class B (China) *	720,480	8,964,383
Restaurant Brands International Inc. (Canada)	97,012	6,498,834
Trip.com Group Ltd., ADR (China)	207,919	12,759,989
		40,686,851
Total Consumer Discretionary		79,396,759
CONSUMER STAPLES – (4.40%)
Food, Beverage & Tobacco – (4.40%)
JBS N.V., Class A (Brazil) *	770,810	12,140,258
Total Consumer Staples		12,140,258
ENERGY – (3.85%)
Tourmaline Oil Corp. (Canada)	224,047	10,603,010
Total Energy		10,603,010
FINANCIALS – (24.81%)
Banks – (9.19%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	89,061	4,613,360
Danske Bank A/S (Denmark)	234,643	11,973,577
DBS Group Holdings Ltd. (Singapore)	134,389	6,254,091
Metro Bank Holdings PLC (United Kingdom) *	1,380,809	2,516,721
		25,357,749
Financial Services – (4.33%)
Capital Markets – (4.33%)
Julius Baer Group Ltd. (Switzerland)	143,000	11,953,509
Insurance – (11.29%)
Life & Health Insurance – (11.29%)
AIA Group Ltd. (Hong Kong)	1,266,090	14,642,827
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,771,836	16,488,841
		31,131,668
Total Financials		68,442,926
INDUSTRIALS – (14.24%)
Capital Goods – (5.12%)
ITOCHU Corp. (Japan)	917,350	11,683,231
SANY Heavy Industry Co., Ltd - H (China) *	803,470	2,443,702
		14,126,933
Transportation – (9.12%)
DiDi Global Inc., Class A, ADS (China) *	2,127,020	10,018,264
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,529,783	15,144,852
		25,163,116
Total Industrials		39,290,049
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (8.40%)
Semiconductors & Semiconductor Equipment – (2.06%)
Tokyo Electron Ltd. (Japan)	21,320	$5,690,936
Technology Hardware & Equipment – (6.34%)
Samsung Electronics Co., Ltd. (South Korea)	156,769	17,480,495
Total Information Technology		23,171,431
MATERIALS – (5.68%)
Teck Resources Ltd., Class B (Canada)	132,474	7,121,802
Vale S.A., ADR (Brazil)	531,123	8,535,147
Total Materials		15,656,949
REAL ESTATE – (2.73%)
Real Estate Management & Development – (2.73%)
KE Holdings Inc., Class A, ADR (China)	402,513	7,535,043
Total Real Estate		7,535,043
TOTAL COMMON STOCK – (Identified cost $196,947,610)		262,137,483

	Principal	Value
SHORT-TERM INVESTMENTS – (4.73%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (a)	$1,220,000	$1,220,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (b)	1,627,000	1,627,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (c)	10,209,000	10,209,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,056,000)		13,056,000
Total Investments – (99.76%) – (Identified cost $210,003,610)		275,193,483
Other Assets Less Liabilities – (0.24%)		651,909
Net Assets – (100.00%)		$275,845,392

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 01/30/26, repurchase value of $1,220,376 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$1,244,400).

(b)	Dated 01/30/26, repurchase value of $1,627,495 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.41%- 7.50%, 05/01/28-08/01/55, total fair value $1,659,540).
(c)
Dated 01/30/26, repurchase value of $10,212,148 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $10,413,180).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
January 31, 2026 (Unaudited)
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
January 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$144,016,958	$–	$46,783,173	$5,901,058
Consumer Discretionary	125,873,978	5,459,130	112,737,915	79,396,759
Consumer Staples	76,082,403	–	35,887,888	12,140,258
Energy	94,871,258	–	36,565,480	10,603,010
Financials	276,593,281	430,310,243	119,689,853	68,442,926
Health Care	148,012,902	–	48,624,492	–
Industrials	23,121,909	–	54,104,737	39,290,049
Information Technology	77,327,032	–	47,089,672	23,171,431
Materials	10,875,917	–	10,388,098	15,656,949
Real Estate	–	–	–	7,535,043
Total Level 1	976,775,638	435,769,373	511,871,308	262,137,483
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	60,728,000	29,204,000	15,911,000	13,056,000
Total Level 2	60,728,000	29,204,000	15,911,000	13,056,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$1,037,503,638	$464,973,373	$527,782,308	$275,193,483
Federal Income Taxes
At January 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$742,756,149	$342,966,612	$386,178,296	$211,725,425

Unrealized appreciation	307,167,087	123,909,052	153,724,539	69,656,056
Unrealized depreciation	(12,419,598)	(1,902,291)	(12,120,527)	(6,187,998)
Net unrealized appreciation	$294,747,489	$122,006,761	$141,604,012	$63,468,058